Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 438	$ 552
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	212	359
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	183	141
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 43	$ 52